Goodwill And Other Intangibles (Schedule Of Gross Carrying Amount And Accumulated Amortization Of Identifiable Intangible Assets By Major Class) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Intangibles Other Than Goodwill [Line Items]
Gross carrying amount	$ 3,737	$ 3,836
Less: Accumulated amortization	2,211	2,147
Net carrying amount	1,526	1,689
Amortization of intangible assets	308	313	$ 298
Future amortization expense, 2016	286
Future amortization expense, 2017	267
Future amortization expense, 2018	236
Future amortization expense, 2019	194
Future amortization expense, 2020	161
Customer Relationships [Member]
Intangibles Other Than Goodwill [Line Items]
Gross carrying amount	1,508	1,594
Less: Accumulated amortization	693	643
Net carrying amount	815	951
Intellectual Property [Member]
Intangibles Other Than Goodwill [Line Items]
Gross carrying amount	1,051	1,052
Less: Accumulated amortization	649	613
Net carrying amount	402	439
Capitalized Software [Member]
Intangibles Other Than Goodwill [Line Items]
Gross carrying amount	1,178	1,190
Less: Accumulated amortization	869	891
Net carrying amount	$ 309	$ 299